INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	54,804,905	47,200,237	37,237,588
Common Stock, Shares, Outstanding	54,804,905	47,200,237	37,237,588